Cover	May 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2024
Entity File Number	001-39830
Entity Registrant Name	Presto Automation Inc.
Entity Central Index Key	0001822145
Entity Tax Identification Number	84-2968594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	985 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	817-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false